Trade and Other Receivables - Carrying Amounts of Trade Receivables (Details) - Trade receivables - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Receivables
Trade Receivables	€ 5,810	€ 5,825
Sales allowances charged to revenue	(163)	(200)
Allowance for doubtful accounts charged to expense	(74)	(89)
Historical cost
Trade and Other Receivables
Trade Receivables	€ 6,047	€ 6,114